EVENTS AFTER THE REPORTING DATE	12 Months Ended
Dec. 31, 2022
EVENTS AFTER THE REPORTING DATE
EVENTS AFTER THE REPORTING DATE

NOTE 26: — EVENTS AFTER THE REPORTING DATE

a.	On January 25, 2023 the Company closed the Transactions contemplated by the BCA (see Note 1d).
b.	At the end of January 2023, the Israeli subsidiary fully repaid a term loan borrowed in October 2022 from an Israeli bank (see Note 14).

In February 2023, the Israeli subsidiary terminated a loan facility established with an Israeli bank in April 2022 (see Note 14). The pledges for the benefit of the bank in respect of this facility are in process of removal.